Guarantor Financial Information - Consolidating Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents	$ 287	$ 318	$ 418	$ 511
Trade and other receivables, net of allowances for doubtful accounts and sales returns of $38 and $24 as of December 31, 2012 and 2011, respectively	1,110	1,080
Prepaid expenses and other current assets	278	259
Total current assets	1,675	1,657
Non-current assets
Property, plant and equipment, net	560	609
Goodwill	7,352	7,155	7,096
Other intangible assets, net	4,555	4,561
Deferred tax assets	169	176
Other non-current assets	272	314
Total assets	14,583	14,472
Current liabilities
Accounts payable and other current liabilities	971	1,050
Deferred revenues	373	443
Income tax liabilities	56	51
Current portion of long-term debt, capital lease obligations and short-term borrowings	362	150
Total current liabilities	1,762	1,694
Non-current liabilities
Long-term debt and capital lease obligations	5,941	6,331
Deferred tax liabilities	1,006	996
Other non-current liabilities	616	556
Total liabilities	9,325	9,577
Total stockholders’ equity	5,210	4,887
Noncontrolling interests	48	8
Total equity	5,258	4,895	2,890	2,799
Total liabilities and equity	14,583	14,472
Nielsen
Current assets
Cash and cash equivalents			1	2
Intercompany receivables		300
Total current assets		300
Non-current assets
Deferred tax assets	10	1
Equity investment in subsidiaries	5,157	4,574
Intercompany receivables	45	149
Total assets	5,212	5,024
Current liabilities
Accounts payable and other current liabilities		31
Current portion of long-term debt, capital lease obligations and short-term borrowings		104
Total current liabilities		135
Non-current liabilities
Other non-current liabilities	2	2
Total liabilities	2	137
Total stockholders’ equity	5,210	4,887
Total equity	5,210	4,887
Total liabilities and equity	5,212	5,024
Issuers
Current assets
Cash and cash equivalents				2
Prepaid expenses and other current assets	14	15
Intercompany receivables	270	123
Total current assets	284	138
Non-current assets
Deferred tax assets	3
Other non-current assets	46	53
Intercompany receivables	7,944	7,322
Total assets	8,277	7,513
Current liabilities
Accounts payable and other current liabilities	52	55
Current portion of long-term debt, capital lease obligations and short-term borrowings	340	28
Intercompany payables	14	47
Total current liabilities	406	130
Non-current liabilities
Long-term debt and capital lease obligations	5,843	6,223
Deferred tax liabilities	71	80
Other non-current liabilities	16	14
Total liabilities	6,336	6,447
Total stockholders’ equity	1,941	1,066
Total equity	1,941	1,066
Total liabilities and equity	8,277	7,513
Guarantor
Current assets
Cash and cash equivalents	24	33	65	160
Trade and other receivables, net of allowances for doubtful accounts and sales returns of $38 and $24 as of December 31, 2012 and 2011, respectively	404	369
Prepaid expenses and other current assets	132	134
Intercompany receivables	177	224
Total current assets	737	760
Non-current assets
Property, plant and equipment, net	303	367
Goodwill	5,046	4,989
Other intangible assets, net	4,088	4,121
Deferred tax assets	77	67
Other non-current assets	165	162
Equity investment in subsidiaries	5,663	4,731
Intercompany receivables	555	908
Total assets	16,634	16,105
Current liabilities
Accounts payable and other current liabilities	347	388
Deferred revenues	217	247
Income tax liabilities	12	7
Current portion of long-term debt, capital lease obligations and short-term borrowings	15	16
Intercompany payables	414	729
Total current liabilities	1,005	1,387
Non-current liabilities
Long-term debt and capital lease obligations	81	92
Deferred tax liabilities	838	883
Intercompany loans	9,295	8,926
Other non-current liabilities	258	243
Total liabilities	11,477	11,531
Total stockholders’ equity	5,157	4,574
Total equity	5,157	4,574
Total liabilities and equity	16,634	16,105
Non-Guarantor
Current assets
Cash and cash equivalents	263	285	352	347
Trade and other receivables, net of allowances for doubtful accounts and sales returns of $38 and $24 as of December 31, 2012 and 2011, respectively	706	711
Prepaid expenses and other current assets	132	110
Intercompany receivables	134	326
Total current assets	1,235	1,432
Non-current assets
Property, plant and equipment, net	257	242
Goodwill	2,306	2,166
Other intangible assets, net	467	440
Deferred tax assets	79	108
Other non-current assets	61	99
Intercompany receivables	1,300	1,449
Total assets	5,705	5,936
Current liabilities
Accounts payable and other current liabilities	572	576
Deferred revenues	156	196
Income tax liabilities	44	44
Current portion of long-term debt, capital lease obligations and short-term borrowings	7	2
Intercompany payables	153	197
Total current liabilities	932	1,015
Non-current liabilities
Long-term debt and capital lease obligations	17	16
Deferred tax liabilities	97	33
Intercompany loans	549	902
Other non-current liabilities	340	297
Total liabilities	1,935	2,263
Total stockholders’ equity	3,722	3,665
Noncontrolling interests	48	8
Total equity	3,770	3,673
Total liabilities and equity	5,705	5,936
Elimination
Current assets
Intercompany receivables	(581)	(973)
Total current assets	(581)	(973)
Non-current assets
Equity investment in subsidiaries	(10,820)	(9,305)
Intercompany receivables	(9,844)	(9,828)
Total assets	(21,245)	(20,106)
Current liabilities
Intercompany payables	(581)	(973)
Total current liabilities	(581)	(973)
Non-current liabilities
Intercompany loans	(9,844)	(9,828)
Total liabilities	(10,425)	(10,801)
Total stockholders’ equity	(10,820)	(9,305)
Total equity	(10,820)	(9,305)
Total liabilities and equity	(21,245)	(20,106)
Consolidated
Current assets
Cash and cash equivalents	287	318	418	511
Trade and other receivables, net of allowances for doubtful accounts and sales returns of $38 and $24 as of December 31, 2012 and 2011, respectively	1,110	1,080
Prepaid expenses and other current assets	278	259
Total current assets	1,675	1,657
Non-current assets
Property, plant and equipment, net	560	609
Goodwill	7,352	7,155
Other intangible assets, net	4,555	4,561
Deferred tax assets	169	176
Other non-current assets	272	314
Total assets	14,583	14,472
Current liabilities
Accounts payable and other current liabilities	971	1,050
Deferred revenues	373	443
Income tax liabilities	56	51
Current portion of long-term debt, capital lease obligations and short-term borrowings	362	150
Total current liabilities	1,762	1,694
Non-current liabilities
Long-term debt and capital lease obligations	5,941	6,331
Deferred tax liabilities	1,006	996
Other non-current liabilities	616	556
Total liabilities	9,325	9,577
Total stockholders’ equity	5,210	4,887
Noncontrolling interests	48	8
Total equity	5,258	4,895
Total liabilities and equity	$ 14,583	$ 14,472